Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Jul. 14, 2025	Feb. 03, 2026	Feb. 03, 2026	Feb. 04, 2025	Feb. 04, 2024	Jan. 29, 2023	Jan. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	SCT Total for PEO ($) (1)				CAP to PEO ($) (2)
Year	Tarun Lal	Chris Morris	Kevin M. Sheehan	Brian Jenkins	Tarun Lal	Chris Morris	Kevin M. Sheehan	Brian Jenkins
2025	$14,502,745	$—	$7,773,967	$—	$8,004,097	$—	$4,892,184	$—
2024	$—	$2,223,451	$490,237	$—	$—	$(14,643,209)	$48,248	$—
2023	$—	$2,298,273	$—	$—	$—	$7,279,388	$—	$—
2022	$—	$12,783,555	$3,137,215	$—	$—	$12,853,604	$2,605,610	$—
2021	$—	$—	$3,481,565	$7,419,865	$—	$—	$3,164,293	$1,039,387

			Value of Initial $100 Investment: (3)
Year	Average SCT Total for Non-PEO NEOs ($) (1)	Average CAP to Non-PEO NEOs ($) (2)	Company TSR ($)	Peer Group TSR ($)	Net Income (Loss) ($ millions)	Adjusted EBITDA ($ millions) (4)
2025	$3,038,181	$1,649,508	$57.11	$58.14	$(48.7)	$436.6
2024	$1,294,992	$(1,699,238)	$80.48	$81.52	$58.3	$506.2
2023	$1,076,444	$2,113,379	$162.23	$72.82	$126.9	$555.6
2022	$3,848,246	$4,727,886	$122.28	$72.18	$137.1	$480.4
2021	$1,371,338	$(383,173)	$103.79	$72.23	$108.6	$343.6

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote	For each fiscal year, the dollar amount stated represents the amount reported for our CEO(s), who served as our PEO(s), and average amount reported for our non-CEO NEOs from the Total column of the applicable year’s Summary Compensation Table (“SCT”). Our PEO(s) and NEOs for each fiscal year presented above were as follows:

Fiscal Year	PEO(s)	Non-PEO NEOs
2025	Kevin M. Sheehan	Darin Harper, Antonio Bautista, Steven Klohn and Tony Wehner
Tarun Lal
2024	Chris Morris	Michael Quartieri, Darin Harper, Antonio Bautista, John Mulleady and Tony Wehner
Kevin Sheehan
2023	Chris Morris	Michael Quartieri, John Mulleady, Megan Tobin and Tony Wehner
2022	Kevin M. Sheehan	Michael Quartieri, John Mulleady, Antonio Bautista and Tony Wehner
Chris Morris
2021	Brian Jenkins	Michael Quartieri, Margo Manning, John Mulleady, Robert Edmund and Scott Bowman
Kevin M. Sheehan

Peer Group Issuers, Footnote			For the relevant fiscal year, represents the cumulative TSR of (i) the Company and (ii) the S&P 600 Hotels Restaurants and Leisure index (“Peer Group”), of which our common stock was a member during fiscal 2025, assuming an initial investment of $100 on the last trading day prior to the first period presented (fiscal 2021).
Adjustment To PEO Compensation, Footnote	In accordance with SEC rules, the following adjustments were made to determine the “compensation actually paid” (“CAP”) to each person who served as our PEO during the fiscal years presented, which consisted solely of adjustments to the PEOs’ equity awards:

	Fiscal 2025 ($)		Fiscal 2024 ($)		Fiscal 2023 ($)	Fiscal 2022 ($)		Fiscal 2021 ($)
	Tarun Lal	Kevin M. Sheehan	Kevin M. Sheehan	Chris Morris	Chris Morris	Chris Morris	Kevin M. Sheehan	Kevin M. Sheehan	Brian Jenkins
Summary Compensation Table - Total Compensation	14,502,745	7,773,967	490,237	2,223,451	2,298,273	12,783,555	3,137,215	3,481,565	7,419,865
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(14,049,052)	(7,084,292)	—	(1,312,860)	—	(11,390,302)	(2,000,000)	(2,990,027)	(2,796,975)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	7,550,404	163,251	—	—	2,336,603	11,460,351	1,878,074	2,672,755	1,151,254
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	—	—	(418,513)	—	2,657,540	—	—	—	—
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—	4,150,622	—	—	—	—	—	—	112,345
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	—	(111,363)	(23,476)	(55,575)	(13,028)	—	(409,679)	—	(4,847,102)
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	—	—	(15,498,225)	—	—	—	—	—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—	—	—	—	—	—	—	—
Total Adjustments (subtotal)	(6,498,648)	(2,881,782)	(441,989)	(16,866,660)	4,981,115	70,049	(531,605)	(317,272)	(6,380,478)
Compensation Actually Paid	8,004,097	4,892,184	48,248	(14,643,209)	7,279,388	12,853,604	2,605,610	3,164,293	1,039,387

Non-PEO NEO Average Total Compensation Amount			$ 3,038,181	$ 1,294,992	$ 1,076,444	$ 3,848,246	$ 1,371,338
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,649,508	(1,699,238)	2,113,379	4,727,886	(383,173)
Adjustment to Non-PEO NEO Compensation Footnote
In accordance with SEC rules, the following adjustments were made to determine the CAP on average to our non-PEO NEOs for the years presented, which consisted solely of adjustments to the non-PEO NEOs’ equity awards:

	Fiscal 2025	Fiscal 2024	Fiscal 2023	Fiscal 2022	Fiscal 2021
Summary Compensation Table - Total Compensation	$3,038,181	$1,294,992	$1,076,444	$3,848,246	$1,371,338
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(2,593,641)	(661,645)	(799,683)	(2,733,646)	(673,092)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	1,654,735	284,718	1,183,154	3,432,457	406,422
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(474,030)	(1,698,995)	732,797	87,470	(642,822)
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	134,691	—	—	—	(216,275)
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(50,154)	(111,825)	(79,333)	93,359	(628,744)
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	(60,274)	(806,483)	—	—	—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—	—	—	—
Total Adjustments (subtotal)	$(1,388,673)	$(2,994,230)	$1,036,935	$879,640	$(1,754,511)
Compensation Actually Paid	$1,649,508	$(1,699,238)	$2,113,379	$4,727,886	$(383,173)

Compensation Actually Paid vs. Total Shareholder Return
The following graph reflects the relationship between PEO (aggregated) and average non-PEO NEO compensation actually paid versus the Company's cumulative TSR and the Company's Peer Group TSR, assuming an initial investment of $100 at the beginning of fiscal year 2020, for fiscal years 2025, 2024, 2023, 2022 and 2021:

Compensation Actually Paid vs. Net Income
The following graph reflects the relationship between PEO (aggregated) and average non-PEO NEO compensation actually paid versus the Company's net income (loss) and Adjusted EBITDA for fiscal years 2025, 2024, 2023, 2022 and 2021:

Compensation Actually Paid vs. Company Selected Measure
The following graph reflects the relationship between PEO (aggregated) and average non-PEO NEO compensation actually paid versus the Company's net income (loss) and Adjusted EBITDA for fiscal years 2025, 2024, 2023, 2022 and 2021:

Total Shareholder Return Vs Peer Group
The following graph reflects the relationship between PEO (aggregated) and average non-PEO NEO compensation actually paid versus the Company's cumulative TSR and the Company's Peer Group TSR, assuming an initial investment of $100 at the beginning of fiscal year 2020, for fiscal years 2025, 2024, 2023, 2022 and 2021:

Tabular List, Table			TSR/Company Share Price •Adjusted EBITDA (see discussion of how Adjusted EBITDA is calculated at Appendix A) •Enterprise ROIC •Total Revenue •Same Store Sales
Total Shareholder Return Amount			$ 57.11	80.48	162.23	122.28	103.79
Peer Group Total Shareholder Return Amount			58.14	81.52	72.82	72.18	72.23
Net Income (Loss)			$ (48,700,000)	$ 58,300,000	$ 126,900,000	$ 137,100,000	$ 108,600,000
Company Selected Measure Amount			436,600,000	506,200,000	555,600,000	480,400,000	343,600,000
PEO Name	Kevin M. Sheehan	Tarun Lal
Measure:: 1
Pay vs Performance Disclosure
Name			TSR/Company Share Price
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDA (see discussion of how Adjusted EBITDA is calculated at Appendix A)
Non-GAAP Measure Description			The Company has determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to CAP to our PEO and Non-PEO NEOs in fiscal 2025. Adjusted EBITDA is a non-GAAP financial measure. See Appendix A for information on how we define Adjusted EBITDA.
Measure:: 3
Pay vs Performance Disclosure
Name			Enterprise ROIC•Total Revenue•Same Store Sales
Tarun Lal [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 14,502,745	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount			8,004,097	0	0	0	0
Chris Morris [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	2,223,451	2,298,273	12,783,555	0
PEO Actually Paid Compensation Amount			0	(14,643,209)	7,279,388	12,853,604	0
Kevin M. Sheehan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			7,773,967	490,237	0	3,137,215	3,481,565
PEO Actually Paid Compensation Amount			4,892,184	48,248	0	2,605,610	3,164,293
Brian Jenkins [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	0	0	0	7,419,865
PEO Actually Paid Compensation Amount			0	0	0	0	1,039,387
PEO | Tarun Lal [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,498,648)
PEO | Tarun Lal [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(14,049,052)
PEO | Tarun Lal [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,550,404
PEO | Tarun Lal [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Tarun Lal [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Tarun Lal [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Tarun Lal [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Tarun Lal [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Chris Morris [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(16,866,660)	4,981,115	70,049
PEO | Chris Morris [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,312,860)	0	(11,390,302)
PEO | Chris Morris [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	2,336,603	11,460,351
PEO | Chris Morris [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	2,657,540	0
PEO | Chris Morris [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Chris Morris [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(55,575)	(13,028)	0
PEO | Chris Morris [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(15,498,225)	0	0
PEO | Chris Morris [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Kevin M. Sheehan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,881,782)	(441,989)		(531,605)	(317,272)
PEO | Kevin M. Sheehan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,084,292)	0		(2,000,000)	(2,990,027)
PEO | Kevin M. Sheehan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			163,251	0		1,878,074	2,672,755
PEO | Kevin M. Sheehan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(418,513)		0	0
PEO | Kevin M. Sheehan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,150,622	0		0	0
PEO | Kevin M. Sheehan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(111,363)	(23,476)		(409,679)	0
PEO | Kevin M. Sheehan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0		0	0
PEO | Kevin M. Sheehan [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0		0	0
PEO | Brian Jenkins [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(6,380,478)
PEO | Brian Jenkins [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(2,796,975)
PEO | Brian Jenkins [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							1,151,254
PEO | Brian Jenkins [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Brian Jenkins [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							112,345
PEO | Brian Jenkins [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(4,847,102)
PEO | Brian Jenkins [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Brian Jenkins [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,388,673)	(2,994,230)	1,036,935	879,640	(1,754,511)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,593,641)	(661,645)	(799,683)	(2,733,646)	(673,092)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,654,735	284,718	1,183,154	3,432,457	406,422
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(474,030)	(1,698,995)	732,797	87,470	(642,822)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			134,691	0	0	0	(216,275)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(50,154)	(111,825)	(79,333)	93,359	(628,744)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(60,274)	(806,483)	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0	$ 0